Net Income Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Income Per Share
19.
NET INCOME PER SHARE

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income attributable to Sunlands Technology Group used in basic and diluted net income per share:
Net income attributable to ordinary shareholders	643,959	640,830	342,082
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net income per share	6,840,079	6,899,456	6,824,824
Net income per share
Basic and diluted	94.14	92.88	50.12

31,550, 31,550 and 31,550 share options were not considered in the computation of diluted net income per share for the years ended December 31, 2022, 2023 and 2024, respectively, as the effect of potential issuances of shares for share options was anti-dilutive.